INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025 [1]
Profit or loss [abstract]
Revenue	$ 323	$ 255
Cost of services, equipment and accessories	(33)	(24)
Selling, general and administrative expenses	(118)	(91)
Depreciation	(38)	(31)
Amortization	(20)	(13)
Impairment	(2)	(2)
Other operating income	1	0
Operating profit	113	94
Finance costs	(18)	(21)
Finance income	4	7
Other non-operating loss, net	(1)	(1)
Net foreign exchange gain / (loss), net	6	(21)
Profit before tax	104	58
Income tax	(19)	(14)
Profit for the period	$ 85	$ 44
Basic earnings per share (in dollars per share)	$ 0.37	$ 0.21
Diluted earnings per share (in dollars per share)	$ 0.37	$ 0.21
Weighted average shares outstanding:
Basic (in shares)	230,874,735	206,942,440
Diluted (in shares)	230,874,735	206,942,440

[1]	Prior period comparatives have been reclassified to conform with the current period presentation